UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

VT George Putnam Balanced Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (59.9%)(a)
	Shares	Value

Banking (7.8%)

Bank of America Corp.	109,900	$1,516,620

Bank of New York Mellon Corp. (The)	19,800	597,762

BB&T Corp.	20,000	675,000

Capital One Financial Corp.	11,400	783,636

Citigroup, Inc.	32,950	1,598,405

Fifth Third Bancorp	19,900	358,996

JPMorgan Chase & Co.	53,500	2,765,414

PNC Financial Services Group, Inc.	8,500	615,825

Regions Financial Corp.	56,100	519,486

State Street Corp.	16,500	1,084,874

U.S. Bancorp	40,100	1,466,858

Wells Fargo & Co.	23,800	983,416

		12,966,292
Basic materials (1.4%)

Alcoa, Inc.	14,300	116,116

Dow Chemical Co. (The)	12,100	464,640

E.I. du Pont de Nemours & Co.	5,200	304,511

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	11,200	370,496

HB Fuller Co.	2,900	131,051

International Paper Co.	6,000	268,800

Nucor Corp.	6,200	303,924

PPG Industries, Inc.	1,500	250,590

Rio Tinto PLC ADR (United Kingdom)	2,300	112,148

		2,322,276
Capital goods (3.0%)

Cummins, Inc.	1,900	252,453

Eaton Corp PLC	9,100	626,444

Emerson Electric Co.	3,100	200,570

Illinois Tool Works, Inc.	7,000	533,890

Ingersoll-Rand PLC	3,000	194,820

Lockheed Martin Corp.	1,700	216,835

Northrop Grumman Corp.	5,600	533,456

Parker Hannifin Corp.	2,700	293,544

Raytheon Co.	10,600	816,942

Schneider Electric SA (France)	6,556	554,419

Staples, Inc.	6,700	98,155

United Technologies Corp.	5,400	582,228

		4,903,756
Communication services (1.6%)

AT&T, Inc.	14,500	490,390

Comcast Corp. Class A	21,200	957,180

Juniper Networks, Inc.(NON)	6,000	119,160

Time Warner Cable, Inc.	2,600	290,160

Verizon Communications, Inc.	18,140	846,412

		2,703,302
Conglomerates (1.7%)

3M Co.	3,000	358,230

General Electric Co.	53,700	1,282,892

Siemens AG ADR (Germany)	2,300	277,173

Tyco International, Ltd.	27,000	944,460

		2,862,755
Consumer cyclicals (6.4%)

ADT Corp. (The)(NON)	5,550	225,663

Bed Bath & Beyond, Inc.(NON)	10,400	804,544

CBS Corp. Class B	12,700	700,532

D.R. Horton, Inc.	16,100	312,823

Ford Motor Co.	47,100	794,577

General Motors Co.(NON)	7,800	280,566

Hasbro, Inc.	3,000	141,420

Home Depot, Inc. (The)	4,500	341,325

Johnson Controls, Inc.	21,200	879,800

Kimberly-Clark Corp.	1,700	160,174

Macy's, Inc.	17,900	774,533

Marriott International, Inc. Class A	19,018	799,897

Owens Corning, Inc.(NON)	7,800	296,244

Penn National Gaming, Inc.(NON)	2,900	160,544

PulteGroup, Inc.	21,000	346,500

Target Corp.	7,000	447,860

Time Warner, Inc.	18,300	1,204,322

TJX Cos., Inc. (The)	6,000	338,340

Twenty-First Century Fox, Inc.	7,700	257,950

Viacom, Inc. Class B	7,800	651,924

Walt Disney Co. (The)	10,600	683,594

		10,603,132
Consumer finance (0.3%)

American Express Co.	6,200	468,224

		468,224
Consumer staples (4.6%)

Altria Group, Inc.	12,900	443,115

Coca-Cola Co. (The)	5,700	215,916

Coca-Cola Enterprises, Inc.	10,600	426,226

Colgate-Palmolive Co.	3,900	231,270

Coty, Inc. Class A(NON)	27,040	438,318

CVS Caremark Corp.	18,300	1,038,525

General Mills, Inc.	8,800	421,696

Kellogg Co.	6,500	381,745

Lorillard, Inc.	3,600	161,208

McDonald's Corp.	4,700	452,187

PepsiCo, Inc.	3,700	294,150

Philip Morris International, Inc.	23,180	2,007,156

Procter & Gamble Co. (The)	10,500	793,695

Walgreen Co.	4,200	225,960

		7,531,167
Energy (7.4%)

Anadarko Petroleum Corp.	7,500	697,425

Chevron Corp.	8,300	1,008,450

ConocoPhillips	8,000	556,080

Exxon Mobil Corp.	40,000	3,441,600

Halliburton Co.	15,800	760,770

Marathon Oil Corp.	27,900	973,152

Noble Corp.	6,700	253,059

Occidental Petroleum Corp.	6,300	589,302

Phillips 66	2,600	150,332

Royal Dutch Shell PLC ADR (United Kingdom)	32,689	2,147,014

Schlumberger, Ltd.	4,176	368,991

Southwestern Energy Co.(NON)	7,500	272,850

Suncor Energy, Inc. (Canada)	18,200	651,196

Total SA ADR (France)	5,900	341,728

		12,211,949
Financial (0.5%)

CME Group, Inc.	9,500	701,860

Carlyle Group LP (The) (Partnership shares)	5,930	152,520

		854,380
Health care (9.7%)

AstraZeneca PLC ADR (United Kingdom)	7,700	399,861

Baxter International, Inc.	14,900	978,781

Bristol-Myers Squibb Co.	6,500	300,820

CareFusion Corp.(NON)	7,400	273,060

CIGNA Corp.	6,100	468,846

Covidien PLC	10,525	641,394

Eli Lilly & Co.	8,300	417,739

GlaxoSmithKline PLC ADR (United Kingdom)	13,700	687,329

Johnson & Johnson	27,100	2,349,299

Medtronic, Inc.	9,300	495,225

Merck & Co., Inc.	28,200	1,342,602

Novartis AG ADR (Switzerland)	3,700	283,827

Pfizer, Inc.	60,515	1,737,386

Quest Diagnostics, Inc.	5,700	352,203

Sanofi ADR (France)	11,300	572,119

St. Jude Medical, Inc.	8,800	472,032

Stryker Corp.	7,000	473,130

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,000	491,140

Thermo Fisher Scientific, Inc.	8,600	792,490

UnitedHealth Group, Inc.	15,900	1,138,599

Ventas, Inc.(R)	4,400	270,600

Zimmer Holdings, Inc.	9,100	747,474

Zoetis, Inc.	10,442	324,955

		16,010,911
Insurance (3.8%)

Aflac, Inc.	3,800	235,562

American International Group, Inc.	17,000	826,710

Chubb Corp. (The)	5,300	473,078

Hartford Financial Services Group, Inc. (The)	21,100	656,632

Marsh & McLennan Cos., Inc.	14,600	635,830

MetLife, Inc.	22,100	1,037,595

Prudential Financial, Inc.	13,800	1,076,123

Sun Life Financial, Inc. (Canada)	9,500	303,715

Travelers Cos., Inc. (The)	12,800	1,085,056

		6,330,301
Investment banking/Brokerage (1.3%)

Charles Schwab Corp. (The)	23,200	490,448

Goldman Sachs Group, Inc. (The)	6,880	1,088,485

Invesco, Ltd.	10,600	338,140

Morgan Stanley	6,850	184,608

		2,101,681
Real estate (0.4%)

AvalonBay Communities, Inc.(R)	2,600	330,434

Public Storage(R)	1,800	288,990

		619,424
Technology (6.5%)

Apple, Inc.	1,293	616,438

Cisco Systems, Inc.	51,100	1,196,762

EMC Corp.	41,900	1,070,963

Google, Inc. Class A(NON)	374	327,590

Hewlett-Packard Co.	8,400	176,232

Honeywell International, Inc.	18,000	1,494,720

IBM Corp.	3,500	648,130

Intel Corp.	14,100	323,172

L-3 Communications Holdings, Inc.	11,000	1,039,500

Lam Research Corp.(NON)	6,000	307,140

Maxim Integrated Products, Inc.	9,900	295,020

Micron Technology, Inc.(NON)	14,200	248,074

Microsoft Corp.	15,600	519,636

NetApp, Inc.	6,800	289,816

Oracle Corp.	13,500	447,795

Qualcomm, Inc.	6,500	437,840

SanDisk Corp.	3,900	232,089

Texas Instruments, Inc.	8,400	338,268

Xilinx, Inc.	6,200	290,532

Yahoo!, Inc.(NON)	12,100	401,236

		10,700,953
Transportation (0.8%)

Delta Air Lines, Inc.	18,000	424,620

FedEx Corp.	1,300	148,342

United Continental Holdings, Inc.(NON)	12,200	374,662

United Parcel Service, Inc. Class B	4,400	402,028

		1,349,652
Utilities and power (2.7%)

Ameren Corp.	12,200	425,048

American Electric Power Co., Inc.	10,200	442,170

Calpine Corp.(NON)	15,100	293,393

Dominion Resources, Inc.	3,600	224,928

Duke Energy Corp.	5,566	371,697

Edison International	9,500	437,570

Entergy Corp.	6,320	399,361

FirstEnergy Corp.	18,600	677,970

NextEra Energy, Inc.	4,600	368,736

PG&E Corp.	13,440	549,965

PPL Corp.	11,844	359,821

		4,550,659

Total common stocks (cost $66,630,633)		$99,090,814

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.9%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (9.9%)

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	$674,651	$735,784
5s, August 1, 2033	222,677	242,445
4 1/2s, August 1, 2041	761,627	814,019
4 1/2s, TBA, November 1, 2043	4,000,000	4,262,500
4 1/2s, TBA, October 1, 2043	4,000,000	4,272,500
4s, TBA, October 1, 2043	2,000,000	2,097,812
3 1/2s, May 1, 2043	988,457	999,075
3 1/2s, TBA, October 1, 2043	1,000,000	1,018,438
3s, TBA, November 1, 2043	1,000,000	974,492
3s, TBA, October 1, 2043	1,000,000	977,266

		16,394,331

Total U.S. government and agency mortgage obligations (cost $16,256,606)		$16,394,331

U.S. TREASURY OBLIGATIONS (9.5%)(a)
	Principal amount	Value

U.S. Treasury Notes
3 1/2s, February 15, 2018	$2,620,000	$2,878,239
3s, September 30, 2016	5,310,000	5,678,381
2 5/8s, April 30, 2016	2,250,000	2,372,871
1 3/4s, May 15, 2023	300,000	277,969
1s, August 31, 2016	1,750,000	1,768,594
0 5/8s, April 30, 2018	2,830,000	2,750,849

Total U.S. treasury Obligations (cost $15,872,415)		$15,726,903

CORPORATE BONDS AND NOTES (15.7%)(a)
	Principal amount	Value

Basic materials (1.2%)

Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)	$25,000	$22,718

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	60,000	74,077

Barrick Gold Corp. sr. unsec. unsub. notes 3.85s, 2022 (Canada)	45,000	39,798

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	11,000	12,896

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018	55,000	64,618

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023	30,000	28,062

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	80,000	75,787

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	55,000	53,501

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018	15,000	17,224

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	20,000	20,288

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	35,000	38,618

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	135,000	170,842

International Paper Co. sr. unsec. notes 9 3/8s, 2019	63,000	83,226

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	13,580

International Paper Co. sr. unsec. notes 7.95s, 2018	35,000	43,443

LyondellBasell Industries NV sr. unsec. notes 6s, 2021	270,000	308,159

LyondellBasell Industries NV sr. unsec. unsub. notes 5 3/4s, 2024	200,000	223,685

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)	61,000	59,983

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	30,000	29,347

Packaging Corp. of America sr. unsec. unsub. notes 3.9s, 2022	45,000	43,268

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	55,000	66,059

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.9s, 2022	33,000	34,225

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019	25,000	26,568

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	30,000	35,009

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	45,000	50,005

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	145,000	167,474

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)	82,000	99,873

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	4,622

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	95,000	103,780

		2,010,735
Capital goods (0.3%)

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)	104,000	130,430

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	125,000	150,556

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	40,000	45,203

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	146,000	147,401

United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	17,254

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	35,000	33,999

United Technologies Corp. sr. unsec. unsub. notes 3.1s, 2022	20,000	19,675

		544,518
Communication services (1.4%)

American Tower Corp. sr. unsec. unsub. notes 3 1/2s, 2023	15,000	13,165

American Tower REIT, Inc. sr. unsec. unsub. notes 4 5/8s, 2015(R)	85,000	88,815

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	200,000	222,295

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045	169,000	139,501

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023	30,000	27,052

CenturyLink, Inc. sr. unsec. debs. notes Ser. G, 6 7/8s, 2028	110,000	100,100

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035	27,000	32,414

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	25,000	27,667

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	105,000	111,423

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	10,000	12,795

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	55,000	65,052

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)	46,000	46,334

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	52,000	55,985

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	10,000	12,943

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	35,000	30,599

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	175,000	190,499

SES 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)	40,000	37,875

TCI Communications, Inc. company guaranty sr. unsec. unsub. debs. 7 7/8s, 2026	45,000	58,842

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	30,000	30,877

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)	125,000	127,995

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	143,847

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	90,000	89,446

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	60,000	55,912

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	50,000	41,258

Time Warner Entertainment Co., LP company guaranty sr. unsec. bonds 8 3/8s, 2033	5,000	5,451

Time Warner Entertainment Co., LP sr. unsec. debs. 8 3/8s, 2023	15,000	17,497

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033	175,000	194,545

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022	110,000	132,379

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030	135,000	162,640

		2,275,203
Consumer cyclicals (1.2%)

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030	133,000	161,218

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	65,000	67,113

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	20,000	19,692

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. sr. unsec. unsub. notes 5.2s, 2020	92,000	97,270

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	88,000	91,985

Ford Motor Co. sr. unsec. unsub. notes 7 3/4s, 2043	210,000	246,124

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	20,000	23,932

Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s, 2020	225,000	279,671

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)	90,000	97,107

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023	30,000	28,034

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023	95,000	125,878

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)	48,000	52,381

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)	22,000	22,835

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029	15,000	17,168

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024	18,000	21,079

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	10,000	9,543

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 7/8s, 2022	15,000	14,850

Macy's Retail Holdings, Inc. sr. unsec. unsub. FRN notes 6.7s, 2034	40,000	45,243

Marriott International, Inc. sr. unsec. unsub. notes 3s, 2019	45,000	45,445

News America Holdings, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024	135,000	161,362

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022	65,000	63,007

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023	25,000	24,391

Owens Corning company guaranty sr. unsec. notes 9s, 2019	9,000	10,868

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	45,000	56,660

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	70,000	64,719

Viacom, Inc. sr. unsec. unsub. notes 5.85s, 2043	50,000	50,756

		1,898,331
Consumer staples (1.5%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	21,000	27,763

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	29,000	38,297

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	184,000	167,745

Anheuser-Busch Cos., LLC sr. unsec. FRN notes 5 1/2s, 2018	115,000	132,259

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	25,000	36,777

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	110,000	144,186

CVS Pass-Through Trust 144A company guaranty sr. notes 7.507s, 2032	161,794	195,190

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	125,000	132,331

Delhaize Group company guaranty sr. unsec. notes 5.7s, 2040 (Belgium)	95,000	92,801

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)	40,000	41,715

Delhaize Group SA company guaranty sr. unsec. unsub. notes 6 1/2s, 2017 (Belgium)	80,000	90,663

Diageo Investment Corp. company guaranty sr. unsec. debs. 8s, 2022	230,000	305,441

Erac USA Finance, LLC 144A sr. unsec. notes 4 1/2s, 2021	120,000	125,187

Erac USA Finance, LLC 144A unsec. sub. notes 7s, 2037	110,000	130,336

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	5,000	5,884

Kraft Foods Group, Inc. sr. unsec. unsub. notes 5s, 2042	230,000	227,841

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.4s, 2017	55,000	63,384

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	92,907

McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	104,685

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	25,000	24,361

Mondelez International, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	150,000	176,516

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	70,000	78,481

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	100,000	106,599

		2,541,349
Energy (1.1%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	150,000	186,994

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	100,000	108,430

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	30,000	32,413

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	58,517

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	34,954

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	55,000	66,013

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	55,000	69,399

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	25,000	27,181

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	15,000	18,644

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	60,000	59,893

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	35,000	33,846

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	130,000	130,596

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	70,000	72,225

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	140,000	151,900

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022	156,000	166,965

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	120,000	161,805

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	80,000	91,799

Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	133,172

Spectra Energy Partners, LP sr. unsec. notes 4.6s, 2021	40,000	41,128

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	70,000	73,563

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Bermuda)	23,000	28,957

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037	30,000	31,144

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.35s, 2017	35,000	39,272

		1,818,810
Financials (6.3%)

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017 (Netherlands)	215,000	229,687

Aflac, Inc. sr. unsec. notes 6.9s, 2039	120,000	148,561

Aflac, Inc. sr. unsec. notes 6.45s, 2040	52,000	61,757

American Express Co. sr. unsec. notes 7s, 2018	16,000	19,277

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068	114,000	133,437

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	200,000	172,366

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	80,000	85,787

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)	75,000	74,813

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	200,000	259,044

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	280,000	311,022

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	239,130

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	44,000	52,701

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043	98,000	88,957

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)	130,000	131,313

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	187,000	196,502

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	15,000	19,159

Citigroup, Inc. sub. notes 5s, 2014	140,000	145,277

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	35,000	39,431

CNA Financial Corp. unsec. notes 6 1/2s, 2016	65,000	73,509

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)	200,000	205,580

Credit Suisse of New York sr. unsec. notes 5.3s, 2019	100,000	113,022

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	95,000	116,278

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)	120,000	138,689

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)	122,000	120,622

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	25,000	28,763

EPR Properties unsec. notes 5 1/4s, 2023(R)	50,000	48,625

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	215,000	227,631

General Electric Capital Corp. sr. unsec. unsub. notes Ser. MTN, 5 7/8s, 2038	183,000	202,009

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	126,000	148,921

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	210,000	253,716

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	238,000	284,850

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	135,000	127,049

Health Care REIT, Inc. sr. unsec. unsub. notes 3 3/4s, 2023(R)	60,000	56,755

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	135,000	148,591

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	400,000	408,000

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026	100,000	101,625

ING Bank N.V. 144A unsec. sub. notes 5.8s, 2023 (Netherlands)	200,000	202,760

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	45,000	47,250

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity	110,000	119,350

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.264s, 2047	488,000	358,680

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	100,000	104,395

Lloyds Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	190,000	209,743

Macquarie Bank, Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	160,000	174,448

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	130,000	188,238

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	400,000	450,000

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	52,646

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	74,252

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	200,000	207,557

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	55,275

Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	33,482

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	33,000	35,176

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037	358,000	383,060

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043	35,000	32,944

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044	37,000	33,763

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	35,000	42,259

Rabobank Nederland 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)	75,000	97,500

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	40,000	38,539

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)	120,000	122,006

Royal Bank of Scotland PLC (The) sr. sub. FRN notes 9 1/2s, 2022 (United Kingdom)	140,000	161,196

Royal Bank of Scotland PLC (The) unsec. sub. notes 6.1s, 2023 (United Kingdom)	40,000	40,346

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016	180,000	190,407

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	104,200

Standard Chartered PLC 144A unsec. sub. notes 3.95s, 2023 (United Kingdom)	250,000	235,162

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.254s, 2037	306,000	240,204

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	40,000	46,609

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	40,000	49,502

Travelers Property Casuality Corp. sr. unsec. unsub. bonds 7 3/4s, 2026	40,000	52,679

UBS AG/Stamford, CT jr. unsec. sub. notes 7 5/8s, 2022	360,000	398,003

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	340,017

WEA Finance, LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	85,000	101,066

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	110,000	118,783

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	30,000	31,800

		10,385,753
Government (0.4%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	692,390

		692,390
Health care (0.2%)

Actavis PLC sr. unsec. notes 4 5/8s, 2042	29,000	25,637

Actavis PLC sr. unsec. notes 3 1/4s, 2022	20,000	18,693

Actavis PLC sr. unsec. notes 1 7/8s, 2017	10,000	9,899

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	58,613

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	30,000	31,485

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	70,000	77,313

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018	15,000	15,059

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	50,000	56,642

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	17,000	18,178

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	45,000	43,034

		354,553
Technology (0.1%)

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	92,000	76,828

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022	72,000	73,044

Xerox Corp. sr. unsec. notes 6.35s, 2018	60,000	68,911

		218,783
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	85,000	88,457

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040	40,000	43,618

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2019	12,716	13,511

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	45,909	48,377

Kansas City Southern de Mexico SA de CV 144A sr. unsec. notes 2.35s, 2020 (Mexico)	7,000	6,689

Kansas City Southern Railway Co. (The) 144A sr. unsec. notes 4.3s, 2043	13,000	11,518

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	60,000	65,164

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	92,360	105,753

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	20,000	20,724

		403,811
Utilities and power (1.7%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	58,384

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	23,000	22,097

Beaver Valley Funding Corp. sr. bonds 9s, 2017	23,000	23,207

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016	120,000	134,312

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	15,000	17,196

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	35,000	32,414

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	90,000	103,866

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	70,000	65,696

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	100,000	103,500

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	75,000	97,656

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	30,000	34,405

Electricite de France SA 144A sr. unsec. notes 6.95s, 2039 (France)	120,000	145,664

Electricite de France SA 144A sr. unsec. unsub. notes 5.6s, 2040 (France)	40,000	41,853

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	117,000	123,377

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022	35,000	37,014

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	130,000	132,333

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	55,000	51,575

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)	30,000	31,912

ITC Holdings Corp. 144A notes 5 7/8s, 2016	35,000	38,786

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	45,016

Kansas Gas and Electric Co. bonds 5.647s, 2021	35,771	38,177

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	10,000	12,283

Narragansett Electric Co. (The) 144A sr. unsec. notes 4.17s, 2042	55,000	49,017

Nevada Power Co. mtge. notes 7 1/8s, 2019	45,000	55,875

Oncor Electric Delivery Co., LLC bank guaranty unsec. sub. notes 4.55s, 2041	60,000	57,497

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	55,000	63,319

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037	30,000	32,535

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	37,000	40,975

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	5,000	4,994

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	210,000	228,462

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067	99,000	102,960

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	15,000	17,329

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019	135,000	179,780

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)	180,000	185,751

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	35,000	32,263

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067	300,000	306,000

		2,747,480

Total corporate bonds and notes (cost $24,485,269)		$25,891,716

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

PPL Corp. $4.375 cv. pfd.	5,136	$275,752

United Technologies Corp. $3.75 cv. pfd.	7,226	468,173

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(NON)(R)	6,140	325,228

Total convertible preferred stocks (cost $938,743)		$1,069,153

MORTGAGE-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage Trust FRB Ser. 05-1, Class A4, 5.344s, 2042	$149,550	$154,122

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	757,514	13,020
Ser. T-56, Class 1, IO, zero %, 2043	701,772	5,263
Ser. T-56, Class 2, IO, zero %, 2043	653,405	2,042
Ser. T-56, Class 3, IO, zero %, 2043	549,831	7,217

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	14,822	1

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.932s, 2032(F)	42,693	21,346

GS Mortgage Securities Trust 144A Ser. 98-C1, Class F, 6s, 2030	23,307	23,307

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	41,647	41,960
Ser. 99-C1, Class G, 6.41s, 2031	97,000	101,119
Ser. 98-C4, Class H, 5.6s, 2035	143,000	151,847

Morgan Stanley Capital I Trust FRB Ser. 07-HQ12, Class A2, 5.76s, 2049	95,042	95,403

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	209,138	52,285

Total mortgage-backed securities (cost $608,652)		$668,932

INVESTMENT COMPANIES (0.3%)(a)
	Shares	Value

Vanguard MSCI Emerging Markets ETF	13900	557529

Total investment Companies (cost $559,867)		$557,529

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$30,000	$38,102

IL State G.O. Bonds
4.421s, 1/1/15	65,000	67,118
4.071s, 1/1/14	185,000	186,497

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	55,000	66,260

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	40,000	40,734

Total municipal bonds and notes (cost $375,202)		$398,711

SHORT-TERM INVESTMENTS (11.5%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	19,073,961	$19,073,961

Total short-term investments (cost $19,073,961)		$19,073,961

TOTAL INVESTMENTS

Total investments (cost $144,801,348)(b)		$178,872,050

TBA SALE COMMITMENTS OUTSTANDING at 9/30/13 (proceeds receivable $5,250,078) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, October 1, 2043	$4,000,000	10/10/13	$4,273,750
Federal National Mortgage Association, 3s, October 1, 2043	1,000,000	10/10/13	977,266

Total			$5,251,016

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $165,303,946.
(b)	The aggregate identified cost on a tax basis is $145,734,798, resulting in gross unrealized appreciation and depreciation of $34,469,219 and $1,331,967, respectively, or net unrealized appreciation of $33,137,252.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$15,519,863	$2,401,909	$17,921,772	$2,498	$—
	Putnam Short Term Investment Fund *	—	44,858,978	25,785,017	6,933	19,073,961
	Totals	$15,519,863	$47,260,887	$43,706,789	$9,431	$19,073,961
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $8,358,047 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Basic materials	$2,322,276	$—	$—
Capital goods	4,903,756	—	—
Communication services	2,703,302	—	—
Conglomerates	2,862,755	—	—
Consumer cyclicals	10,603,132	—	—
Consumer staples	7,531,167	—	—
Energy	12,211,949	—	—
Financials	23,340,302	—	—
Health care	16,010,911	—	—
Technology	10,700,953	—	—
Transportation	1,349,652	—	—
Utilities and power	4,550,659	—	—
Total common stocks	99,090,814	—	—
Convertible preferred stocks	468,173	600,980	—
Corporate bonds and notes	—	25,891,716	—
Investment companies	557,529	—	—
Mortgage-backed securities	—	668,932	—
Municipal bonds and notes	—	398,711	—
U.S. government and agency mortgage obligations	—	16,394,331	—
U.S. treasury obligations	—	15,726,903	—
Short-term investments	19,073,961	—	—

Totals by level	$119,190,477	$59,681,573	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$—	$(5,251,016)	$—

Totals by level	$—	$(5,251,016)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013